Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) cADPerMegawattHour	Dec. 31, 2021 CAD ($) cADPerMegawattHour
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 464	$ 463
Impairment of goodwill	0
Hydro
Disclosure of detailed information about intangible assets [line items]
Goodwill	258	258
Wind and Solar
Disclosure of detailed information about intangible assets [line items]
Goodwill	176	175
Energy Marketing
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 30	$ 30
Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate used to calculate goodwill impairment	5.90%	5.00%
Electricity prices | cADPerMegawattHour	28	17
Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate used to calculate goodwill impairment	8.20%	6.40%
Electricity prices | cADPerMegawattHour	233	136